Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 204,683,000	$ 180,376,000
Trade receivables	138,032,000	59,970,000
Inventories:
Coal	48,600,000	23,305,000
Materials and supplies	17,754,000	13,690,000
Total inventories	66,354,000	36,995,000
Prepaid royalties	6,387,000	6,039,000
Other current assets	14,313,000	5,991,000
Total current assets	429,769,000	289,371,000
Property, plant, and equipment, net	889,982,000	385,652,000
Goodwill	26,492,000	26,492,000
Restricted cash and short term investments (note 1)	29,510,000	23,500,000
Other assets	52,370,000	59,554,000
Total assets	1,428,123,000	784,569,000
Current liabilities:
Accounts payable	126,214,000	57,300,000
Accrued salaries, wages, and employee benefits	13,473,000	7,744,000
Workers' compensation benefits	9,000,000	9,000,000
Black lung benefits	2,282,000	2,282,000
Accrued taxes	8,401,000	4,924,000
Other current liabilities	22,476,000	16,496,000
Total current liabilities	181,846,000	97,746,000
Long-term debt, less current maturities	575,205,000	284,022,000
Other liabilities:
Noncurrent portion of workers' compensation benefits	57,881,000	55,944,000
Noncurrent portion of black lung benefits	45,040,000	43,443,000
Pension obligations	10,602,000	11,968,000
Asset retirement obligations	96,776,000	43,398,000
Other	7,298,000	665,000
Total other liabilities	217,597,000	155,418,000
Total liabilities	974,648,000	537,186,000
Commitments and contingencies (note 6)
Shareholders' equity:
Preferred stock, $1.00 par value. Authorized 10,000,000 shares	0	0
Common stock, $.01 par value. Authorized 100,000,000 shares; issued and outstanding 35,598,065 and 27,779,351 shares as of June 30, 2011 and December 31, 2010	356,000	278,000
Paid-in-capital	537,211,000	324,705,000
Accumulated deficit	(65,408,000)	(58,593,000)
Accumulated other comprehensive loss	(18,684,000)	(19,007,000)
Total shareholders' equity	453,475,000	247,383,000
Total liabilities and shareholders' equity	$ 1,428,123,000	$ 784,569,000